CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt conversion amount	$ 148,841,676
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	37,148,318
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	21,120,487
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	$ 90,572,871